Trade receivables (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Subtotal	R$ 5,233,932	R$ 4,706,325
Allowance for doubtful accounts	(1,377,209)	(1,428,517)
Total trade receivables	3,856,723	3,277,808
Current	3,584,287	3,062,574
Noncurrent	272,436	215,234
Trade receivables	3,856,723	3,277,808
Private Sector [Member]
IfrsStatementLineItems [Line Items]
Subtotal	3,039,931	2,704,332
Private Sector [Member] | General And Special Customers [Member]
IfrsStatementLineItems [Line Items]
Subtotal	2,200,921	2,287,782
Private Sector [Member] | Agreements [Member]
IfrsStatementLineItems [Line Items]
Subtotal	839,010	416,550
Government Entities [Member]
IfrsStatementLineItems [Line Items]
Subtotal	1,006,009	993,318
Government Entities [Member] | Agreements [Member]
IfrsStatementLineItems [Line Items]
Subtotal	374,372	372,943
Government Entities [Member] | Municipal [Member]
IfrsStatementLineItems [Line Items]
Subtotal	623,601	609,731
Government Entities [Member] | Federal [Member]
IfrsStatementLineItems [Line Items]
Subtotal	8,036	10,644
Wholesale Customers Municipal Governments [Member]
IfrsStatementLineItems [Line Items]
Subtotal	49,676	49,415
Wholesale Customers Municipal Governments [Member] | Mogi Das Cruzes [Member]
IfrsStatementLineItems [Line Items]
Subtotal	4,343	4,048
Wholesale Customers Municipal Governments [Member] | Sao Caetano Do Sul [Member]
IfrsStatementLineItems [Line Items]
Subtotal	45,333	45,367
Unbilled Supply [Member]
IfrsStatementLineItems [Line Items]
Subtotal	R$ 1,138,316	R$ 959,260